Rule 497(e)

File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-72042        HV-3573        PremierSolutions Chicago Public Schools

Supplement dated September 10, 2021 to your Prospectus

FUND NAME CHANGE

Effective October 11, 2021, the following name change will be made to your Prospectus:

Current Name	New Name

Wells Fargo Emerging Markets Equity Fund	Allspring Emerging Markets Equity Fund

As a result of this change, all references to the Current Name in your Prospectus will be deleted and replaced with the New Name.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.